Provisions (Tables)	12 Months Ended
Jun. 30, 2023
Provisions
Schedule of provisions

	June 30,
	2023	2022

	(In thousands of US Dollars)
Current:
Employee benefits	183	148
Non-current:
Employee benefits	117	86
Total Provisions	300	234
Movements in provisions:
Employee benefits
Opening Balance	234	217
Additions	247	197
Utilisations	(171)	(160)
Exchange differences	(10)	(20)
Closing Balance	300	234